Other Matters	12 Months Ended
Dec. 31, 2010
Notes To Financial Statements [Abstract]
Other Matters
NOTE 21.	OTHER MATTERS

Common Stock Repurchase

In June 2010, Cablevision's Board of Directors authorized the repurchase of up to $500,000 of CNYG Class A common stock.  Under the repurchase program, shares of CNYG Class A common stock may be purchased from time to time in the open market.  Size and timing of these purchases will be determined based on market conditions and other factors.  Through December 31, 2010, Cablevision repurchased an aggregate of 10,825,600 shares for a total cost of approximately $316,513, including commissions ($16,266 of unsettled purchases are reflected as a current liability at December 31, 2010).  These acquired shares have been classified as treasury stock in Cablevision's consolidated balance sheet.  As of December 31, 2010, we had approximately $183,595 of availability remaining under the stock repurchase authorization.

For the period from January 1 through February 15, 2011, Cablevision repurchased an aggregate of 4,728,300 shares for a total cost of approximately $164,103, including commissions.